UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Standard Pacific Capital / Andrew Midler
Address: 425 California St. 26th Fl.
         SF CA 94104


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephanie Bell
Title:    Chief Administrative Officer
Phone:    415 352-2656
Signature, Place, and Date of Signing:

/s/ S Bell, San Francisco, CA, USA, 2-9-00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        _____

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   278,981

List of Other Included Managers:          _____

 No.  13F File Number     Name

                                 TITLE OF               VALUE       SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS        CUSIP     (000)       PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------   ---------  ---------  --------     -------- --- ---- ------- ------------ -------- -------- -------
A.H. BELO CORP                   COM         80555105   5,042       264,515  x                             264,515
ALTERNATIVE RESOURCES            COM        02145R102   3,081       560,255  x                             560,255
ANTENNA TV SA (ADR)              COM        03672N100   3,481       203,273  x                             203,273
ARACRUZ CELULOSE                 COM         38496204  10,421       397,000  x                             397,000
ART TECH GROUP                   COM        04289L107   4,550        35,000  x                              35,000
BEACON CAPITAL PARTNERS          COM        073561102  13,533       676,657  x                             676,657
BECKMAN COULTER INC              COM         75811109   1,175        23,100  x                              23,100
BLUESTONE SOFTWARE               COM        09623P102   4,521        39,317  x                              39,317
BRINKER INTERNATIONAL            COM        109641100   3,180       132,498  x                             132,498
CACHEFLOW INC                    COM        126946102   1,973        15,100  x                              15,100
CENTURY ALUMINUM                 COM        156431108   3,046       203,082  x                             203,082
CHECKPOINT SYSTEMS               COM        162825103   3,008       295,300  x                             295,300
CIRCUIT CITY STORES              COM        172737108   5,993       133,000  x                             133,000
CLARENT CORP                     COM        180461105   1,944        25,000  x                              25,000
COCA COLA FEMSA SA (ADR)         COM        191241108   4,853       276,336  x                             276,336
COMMSCOPE                        COM        203372107   3,709        92,005  x                              92,005
COMPANHIA BRASILEIRA-ADR         COM        20440T201   4,491       139,000  x                             139,000
DEVON ENERGY CORP                COM        25179M103   8,741       265,901  x                             265,901
EASTMAN CHEMICAL                 COM        277432100  11,664       244,600  x                             244,600
EMBRATEL PARTICIPACOES (ADR)     COM        29081N100   5,396       198,000  x                             198,000
FEDERATED DEPARTMENT STORES      COM        31410H101   4,227        83,600  x                              83,600
FMC CORP                         COM        302491303   6,614       115,400  x                             115,400
GLOBO CABO SA (ADR)              COM        37957X102   1,107        61,500  x                              61,500
GRUPO ELEKTRA SA ADR             COM        40050A102   2,925       300,000  x                             300,000
HOLLYWOOD ENTERTAINMENT          COM        436141105   7,894       544,391  x                             544,391
HOUGHTON MIFFLIN                 COM        441560109   7,847       186,000  x                             186,000
IMS HEALTH                       COM        449934108   8,414       309,469  x                             309,469
INTERNATIONAL HOME FOODS         COM        459655106   9,589       551,884  x                             551,884
INTRANET SOLUTIONS INC.          COM        460939309   1,480        40,000  x                              40,000
ISPAT INTERNATIONAL              COM         46489910   2,875       178,300  x                             178,300
KELLY SERVICES                   COM        488152208     754        30,000  x                              30,000
KEMET CORP                       COM        488360108  12,562       278,778  x                             278,778

                                 TITLE OF               VALUE       SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS        CUSIP     (000)       PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------   ---------  ---------  --------     -------- --- ---- ------- ------------ -------- -------- -------
KNIGHT RIDDER INC.               COM        499040103   6,419       107,881  x                             107,881
LAKAH GROUP                      COM        434883203   1,275       200,000  x                             200,000
LEVEL 3 COMMUNICATIONS           COM        52729N100   2,456        30,000  x                              30,000
MACROMEDIA INC                   COM        556100105   1,463        20,000  x                              20,000
MEAD CORP                        COM        582834107   6,947       159,923  x                             159,923
MODIS PROFESSIONAL SERVICES, I   COM        607830106   2,686       188,500  x                             188,500
NEW YORK TIMES                   COM        650111107   4,352        88,596  x                              88,596
NORTHPOINT COMMUNICATIONS        COM        666610100   1,776        74,000  x                              74,000
OPENTV CORP                      COM          2521510   2,017        25,128  x                              25,128
OPTIO SOFTWARE, INC.             COM        68389J106   2,115        90,000  x                              90,000
PEROT SYSTEMS                    COM        714265105   5,270       279,200  x                             279,200
PLAYTEX PRODUCTS INC             COM        72813P100   4,470       290,709  x                             290,709
POHANG IRON & STEEL (ADR)        COM        730450103   1,270        36,275  x                              36,275
RAVISENT TECHNOLOGIES INC.       COM        754440105   1,345        35,000  x                              35,000
SAPPI (ADR)                      COM        803069202   5,294       550,000  x                             550,000
SCIENTIFIC ATLANTIC              COM        808655104   3,073        55,000  x                              55,000
SONICWALL                        COM        835470105   2,471        61,401  x                              61,401
SPDR TR UNIT SER 1               COM        78462F103     384         2,613  x                               2,613
SPR INC                          COM        784922106   2,546       415,716  x                             415,716
STARMEDIA                        COM        855546107      40         1,000  x                               1,000
SUPERIOR TELECOM                 COM        868365107   2,660       172,340  x                             172,340
SYMBOL TECHNOLOGIES              COM        871508107   6,034        94,937  x                              94,937
TAIWAN SEMICONDUCTOR (adr)       COM        874039100   2,250        50,000  x                              50,000
TECHNOLOGY SOLUTIONS CO.         COM        87872T108   1,638        50,000  x                              50,000
TELE CENTRO SUL (ADR)            COM        879239101  14,772       162,776  x                             162,776
TELE SUDESTE CELULAR PARTICIPA   COM        879252104   4,413       113,700  x                             113,700
TELESP PARTICPAOES (ADR)         COM        87929A102   6,720       275,000  x                             275,000
UNIBANCO UNIAO BANCO (ADR)       COM        90458E107   6,507       216,000  x                             216,000
WEBS FRANCE INDEX                COM        92923H509      48         1,748  x                               1,748
WEBS UK INDEX                    COM        92923H798     127         5,935  x                               5,935
WELLMAN INC                      COM        949702104   6,053       325,000  x                             325,000

GRAND TOTAL                                          $278,981